Stock-based Compensation (Details) - Schedule of stock option and RSU activity	6 Months Ended
	Jun. 30, 2022 shares
Stock Options [Member]
Stock-based Compensation (Details) - Schedule of stock option and RSU activity [Line Items]
Outstanding as of December 31, 2021	19,702,845	[1]
Granted	5,702,256	[1]
Exercised	(1,866,556)	[1]
Forfeited	(505,952)	[1]
Expired		[1]
Outstanding as of March 31, 2022	23,032,593	[1]
Restricted Stock [Member]
Stock-based Compensation (Details) - Schedule of stock option and RSU activity [Line Items]
Outstanding as of December 31, 2021		[2]
Granted	557,756	[2]
Exercised		[2]
Forfeited	(11,044)	[2]
Expired		[2]
Outstanding as of March 31, 2022	546,712	[2]

[1]	The stock options generally vest over four years, with 25% vesting upon the first-year anniversary of the grant date and the remaining options vesting ratably each month thereafter.
[2]	The RSUs vest subject to the satisfaction of service requirements. The grant date fair values of these awards are determined based on the closing price of our Common Stock on the date of grant.